Provisions - Schedule of Provisions (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Provisions [Line Items]
Totals	$ 287,134	$ 235,347	$ 135,090
Employee Related Provisions [member]
Disclosure of Other Provisions [Line Items]
Totals	109,211	116,274
Mandatory dividends [member]
Disclosure of Other Provisions [Line Items]
Totals	130,123	83,342
Provisions for contingent loans risk [member]
Disclosure of Other Provisions [Line Items]
Totals	41,701	30,589	$ 39,775
Contingencies [member]
Disclosure of Other Provisions [Line Items]
Totals	$ 6,099	$ 5,142